Investment in Aqualung (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Aqualung
Summary of Company's Investment in Aqualung

Changes in the Company's investment in Aqualung for the periods indicated are as follows (in thousands):

Balance, June 30, 2024	$2,500
Effect of change in fair value	(165)
Balance at December 31, 2024	$2,335
Effect of change in fair value	2,742
Effect of foreign exchange translation	273
Balance at December 31, 2025	$5,350